UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 2.5%
Banco do Brasil SA	4,357,200	$37,605
JBS SA	5,106,700	17,887
M Dias Branco SA	191,800	6,777
Smiles S.A.	890,600	12,240

		74,509

China — 25.9%
Agile Group Holdings Ltd.	10,050,000	5,103
Alibaba Group Holding Ltd. ADR[1]	830,363	72,914
Bank of China Ltd., Class H	181,654,000	80,096
Beijing Enterprises Holdings Ltd.	2,159,000	10,162
China Communications Construction Co. Ltd., Class H	28,696,000	32,797
China Construction Bank Corp., Class H	67,619,000	51,785
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd. ADR	517,380	27,126
China Petroleum & Chemical Corp., Class H	91,352,000	64,336
China Railway Construction Corp. Ltd., Class H	16,703,000	21,404
China Railway Group Ltd., Class H	24,350,000	19,898
China Southern Airlines Co. Ltd., Class H	10,354,000	5,358
Country Garden Holdings Co. Ltd.	22,374,000	12,471
Dongfeng Motor Group Co. Ltd., Class H	13,682,000	13,292
Fosun International Ltd.	9,209,000	12,982
Guangzhou Automobile Group Co. Ltd., Class H	15,358,000	18,509
Guangzhou R&F Properties Co. Ltd., Class H	10,026,000	12,073
Industrial & Commercial Bank of China, Class H	33,929,000	20,229
KWG Property Holding Ltd.	14,016,000	7,922
NetEase Inc. ADR	194,400	41,862
New Oriental Education & Technology Group ADR[1]	564,500	23,765
PICC Property & Casualty Co. Ltd., Class H	9,464,000	14,638
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,123,200	20,822
Shimao Property Holdings Ltd.	5,394,500	7,020
Sinopharm Group Co. Ltd., Class H	4,466,800	18,307
Skyworth Digital Holdings Ltd.	3,350,401	1,901
Tencent Holdings Ltd.	3,937,600	95,476
Tianneng Power International Ltd.	8,418,000	7,703
Xinyi Glass Holdings Ltd.	14,476,000	11,793
YY Inc. ADR[1]	222,500	8,771
Zhejiang Expressway Co. Ltd., Class H	17,282,000	16,452

		756,967

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Czech Republic — 0.4%
CEZ AS	701,581	$11,743

Hungary — 0.4%
Richter Gedeon Nyrt	600,903	12,692

India — 8.9%
Bank of Baroda[1]	5,835,258	13,129
Biocon Ltd.	634,771	8,862
Cipla Ltd.	1,134,487	9,491
HCL Technologies Ltd.	1,254,546	15,276
Hindalco Industries Ltd.	14,268,213	32,293
Hindustan Petroleum Corp. Ltd.	5,461,126	35,414
Housing Development & Infrastructure Ltd.[1]	7,409,326	6,510
ICICI Bank Ltd. ADR	3,500,900	26,222
Infosys Ltd. ADR	1,024,600	15,195
Lupin Ltd.	350,646	7,663
Power Finance Corp. Ltd.	2,883,356	5,162
Reliance Capital Ltd.	1,845,483	11,654
Reliance Infrastructure Ltd.	2,546,761	17,463
Rural Electrification Corp. Ltd.	2,882,166	5,285
Sintex Industries Ltd.	7,588,161	8,350
Tata Motors Ltd. ADR	873,500	30,040
UPL Ltd.	1,228,601	11,680

		259,689

Indonesia — 2.3%
Gudang Garam Tbk PT	2,494,200	11,805
Indofood Sukses Makmur Tbk PT	24,789,700	14,519
Telekomunikasi Indonesia Persero Tbk PT	136,500,500	40,158

		66,482

Malaysia — 1.5%
AirAsia Bhd	29,727,600	15,155
Tenaga Nasional Bhd	8,985,600	27,821

		42,976

Mexico — 1.7%
Alfa SAB de CV, Class A	11,577,000	14,331
Arca Continental SAB de CV	1,173,247	6,103
Gruma SAB de CV, Class B	1,532,515	19,473
Kimberly-Clark de Mexico SAB de CV, Class A	4,789,386	8,625

		48,532

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Philippines — 0.1%
Universal Robina Corp.	1,080,530	$3,549

Poland — 1.8%
PGE Polska Grupa Energetyczna SA	2,416,348	6,027
Polski Koncern Naftowy Orlen SA	2,224,987	45,314

		51,341

Qatar — 0.5%
Barwa Real Estate Co.	823,598	7,504
Qatar National Bank SAQ	168,803	7,550

		15,054

Russia — 7.2%
Gazprom PJSC ADR	4,896,862	24,705
Lukoil PJSC ADR	1,333,368	74,689
PhosAgro OAO GDR	573,825	8,751
Sberbank of Russia ADR	5,136,619	59,143
Surgutneftegas OAO ADR	2,361,267	11,904
Tatneft PAO ADR	408,256	16,800
X5 Retail Group NV GDR[1]	486,881	15,800

		211,792

South Africa — 3.5%
Barloworld Ltd.	2,155,425	18,433
FirstRand Ltd.	7,302,892	28,180
MMI Holdings Ltd.	5,756,968	9,832
Redefine Properties Ltd.[4]	17,279,595	14,070
Sibanye Gold Ltd.	4,790,342	8,602
Tiger Brands Ltd.	415,461	12,010
Vodacom Group Ltd.	1,083,201	12,000

		103,127

South Korea — 16.0%
BNK Financial Group Inc.	1,298,121	9,312
Daesang Corp.	327,331	7,149
Hana Financial Group Inc.	1,006,918	25,989
Hanwha Corp.	375,428	10,877
Hanwha Techwin Co. Ltd.	207,730	7,466
Hyosung Corp.	72,169	8,676
Hyundai Marine & Fire Insurance Co. Ltd.	464,204	12,083
Hyundai Mobis	50,757	11,081
KB Financial Group Inc.	952,785	33,671
Kia Motors Corp.	1,101,220	35,742
Korea Aerospace Industries Ltd.	197,257	10,913

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
Korea Electric Power Corp.	1,212,507	$44,230
LG Corp.	196,489	9,755
LG Display Co. Ltd.	1,124,708	29,181
NH Investment & Securities Co. Ltd.	927,190	7,388
POSCO	23,829	5,059
POSCO ADR	228,100	11,987
Samsung Electronics Co. Ltd.	86,705	129,044
SK Hynix Inc.	1,077,430	39,645
SK Innovation Co. Ltd.	83,043	10,050
SK Telecom Co. Ltd. ADR	248,660	5,197
WiSoL Co. Ltd.	445,984	5,691

		470,186

Taiwan — 13.2%
Compal Electronics Inc.	16,502,316	9,426
FLEXium Interconnect Inc.	3,908,000	10,234
Foxconn Technology Co. Ltd.	4,080,000	10,735
Fubon Financial Holding Co. Ltd.	13,805,000	21,761
HON HAI Precision Industry Co. Ltd.	23,947,623	62,290
Inventec Corp.	27,068,000	18,465
Lite-On Technology Corp.	14,009,202	21,068
Micro-Star International Co. Ltd.	4,634,000	10,515
Pegatron Corp.	10,406,000	24,756
Powertech Technology Inc.	7,264,000	19,493
President Chain Store Corp.	726,000	5,190
St. Shine Optical Co. Ltd.	553,000	10,556
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	22,035
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,387,800	97,399
TTY Biopharm Co. Ltd.	4,022,000	12,728
Win Semiconductors Corp.	4,014,965	11,262
WPG Holdings Ltd.	9,715,000	11,417
Yuanta Financial Holding Co. Ltd.	23,458,850	8,700

		388,030

Thailand — 4.7%
Charoen Pokphand Foods PCL	36,319,200	29,844
Krung Thai Bank PCL	34,972,800	17,233
PTT PCL	6,426,300	66,532
Sansiri PCL	204,369,666	9,466
Thanachart Capital PCL	12,963,500	15,905

		138,980

Turkey — 1.5%
Tekfen Holding AS	8,384,568	15,349
Turkiye Halk Bankasi AS	5,136,618	13,573

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrants	Value

Turkey — (continued)
Turkiye Vakiflar Bankasi TAO, Class D	11,693,699	$14,393

		43,315

United Arab Emirates — 1.1%
DAMAC Properties Dubai Co. PJSC	11,151,560	7,658
Dubai Investments PJSC	5,199,679	3,363
Dubai Islamic Bank PJSC	5,633,753	8,539
First Gulf Bank PJSC	3,576,150	12,507

		32,067

Total Common Stock
(Cost $2,679,335) — 93.2%		2,731,031

PREFERENCE STOCK
Brazil — 4.4%
Braskem SA	1,883,087	19,816
Cia Paranaense de Energia	244,937	2,059
Itausa - Investimentos Itau SA	21,135,001	53,768
Petroleo Brasileiro SA, Class A ADR[1]	3,217,200	28,344
Vale SA, Class B ADR	3,504,400	24,145

		128,132

South Korea — 1.3%
LG Chemical Ltd.	47,318	7,017
Samsung Electronics Co. Ltd.	27,732	32,836

		39,853

Total Preference Stock
(Cost $126,160) — 5.7%		167,985

WARRANT
Sansiri PCL, Expires 11/24/2017[1]	14,133,566	39

Total Warrant
(Cost $—) — 0.0%		39

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430% **	18,156,637	18,157

Total Short-Term Investment
(Cost $18,157) — 0.6%		18,157

Total Investments — 99.5%
(Cost $2,823,652)‡		2,917,212

Other Assets in Excess of Liabilities — 0.5%		13,250

Net Assets — 100.0%		$2,930,462

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2016 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2016 was $— and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At December 31, 2016, the tax basis cost of the Fund’s investments was $2,823,652 and the unrealized appreciation and depreciation were $288,891 and $(195,331), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$74,509	$—	$—	$74,509
China	174,438	582,529	—	756,967
Czech Republic	—	11,743	—	11,743
Hungary	—	12,692	—	12,692
India	71,457	188,232	—	259,689
Indonesia	—	66,482	—	66,482
Malaysia	—	42,976	—	42,976
Mexico	48,532	—	—	48,532
Philippines	—	3,549	—	3,549
Poland	—	51,341	—	51,341
Qatar	—	15,054	—	15,054
Russia	24,551	187,241	—	211,792
South Africa	—	103,127	—	103,127
South Korea	17,184	453,002	—	470,186
Taiwan	97,399	290,631	—	388,030
Thailand	—	138,980	—	138,980
Turkey	—	43,315	—	43,315
United Arab Emirates	—	32,067	—	32,067

Total Common Stock	508,070	2,222,961	—	2,731,031

Preference Stock
Brazil	128,132	—	—	128,132
South Korea	—	39,853	—	39,853

Total Preference Stock	128,132	39,853	—	167,985

Warrant	—	39	—	39

Short-Term Investment	18,157	—	—	18,157

Total Investments in Securities	$654,358	$2,262,854	$—	$2,917,212

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2016 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2016, securities with a value of $15,905 (000), which represented 0.5% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at December 31, 2016. At December 31, 2016, there were no transfers from Level 2 to Level 1 investments in securities.

At December 31, 2016, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017